Other financial assets and other non-current assets - Summary of the provision for Expected Credit Losses ("ECLs") (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Detailed Information About Other Financial Assets And Other Noncurrent Assets [Line Items]
Financial assets, Carrying amount	€ (136,521)	€ (127,164)
Accumulated impairment [member]
Detailed Information About Other Financial Assets And Other Noncurrent Assets [Line Items]
Financial assets, Carrying amount	€ 14,300	€ 14,300